Segment Information - Schedule of Segment Operating (Details) - Reportable Subsegments [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues		¥ 289,880	¥ 309,974	¥ 412,449
Cost of goods sold		25,287	29,751	61,654
Sales and marketing		12,391	14,089	27,801
Origination and servicing		59,776	78,097	53,525
General and administrative		181,356	222,928	270,290
Total operating costs and expenses		278,810	344,865	413,270
Operating income (loss)		11,070	(34,891)	(821)
Total other income (loss), net		212,651	99,030	(131,783)
(Loss) income before income tax expense and loss in equity method investments		223,721	64,139	(132,604)
Income taxes		56,332	13,982	7,745
Net income (loss)		167,389	50,157	(140,349)
Less: net (loss) income attributable to non-controlling interests		(812)	173	(159)
Net (loss) income (attributable to the Company’s ordinary shareholder)		168,201	49,984	(140,190)
E-commerce services [Member]
Segment Reporting Information [Line Items]
Total revenues		134,308	124,973	142,628
Cost of goods sold		25,287	29,751	61,654
Sales and marketing		4,469	5,916	9,146
Origination and servicing
General and administrative		24,474	36,640	43,343
Total operating costs and expenses		54,230	72,307	114,143
Operating income (loss)		80,078	52,666	28,485
Total other income (loss), net		5,632	1,011	2,171
(Loss) income before income tax expense and loss in equity method investments		85,710	53,677	30,656
Income taxes		19,755	12,223	7,424
Net income (loss)		65,955	41,454	23,232
Less: net (loss) income attributable to non-controlling interests
Net (loss) income (attributable to the Company’s ordinary shareholder)		65,955	41,454	23,232
Technology empowerment service [Member]
Segment Reporting Information [Line Items]
Total revenues		117,698	143,648	247,770
Cost of goods sold
Sales and marketing		7,398	7,626	13,257
Origination and servicing		26,284	47,331	42,699
General and administrative		29,749	32,302	118,950
Total operating costs and expenses		63,431	87,259	174,906
Operating income (loss)		54,267	56,389	72,864
Total other income (loss), net		15,412	(20,288)	4,320
(Loss) income before income tax expense and loss in equity method investments		69,679	36,101	77,184
Income taxes		12,099	1,775	(609)
Net income (loss)		57,580	34,326	77,793
Less: net (loss) income attributable to non-controlling interests		(987)
Net (loss) income (attributable to the Company’s ordinary shareholder)		58,567	34,326	77,793
Wealth management services [Member]
Segment Reporting Information [Line Items]
Total revenues		37,874	41,353	22,051
Cost of goods sold
Sales and marketing		524	547	4,766
Origination and servicing		33,492	30,766	10,826
General and administrative		42,778	42,376	109,386
Total operating costs and expenses		76,794	73,689	124,978
Operating income (loss)		(38,920)	(32,336)	(102,927)
Total other income (loss), net		107,900	(4,697)	83,326
(Loss) income before income tax expense and loss in equity method investments		68,980	(37,033)	(19,601)
Income taxes		11,369	(1,857)	(372)
Net income (loss)		57,611	(35,176)	(19,229)
Less: net (loss) income attributable to non-controlling interests		200	(6)	18
Net (loss) income (attributable to the Company’s ordinary shareholder)		57,411	(35,170)	(19,247)
Unallocated items [Member]
Segment Reporting Information [Line Items]
Total revenues	[1]
Cost of goods sold	[1]
Sales and marketing	[1]			632
Origination and servicing	[1]
General and administrative	[1]	84,355	111,610	(1,389)
Total operating costs and expenses	[1]	84,355	111,610	(757)
Operating income (loss)	[1]	(84,355)	(111,610)	757
Total other income (loss), net	[1]	83,707	123,004	(221,600)
(Loss) income before income tax expense and loss in equity method investments	[1]	(648)	11,394	(220,843)
Income taxes	[1]	13,109	1,841	1,302
Net income (loss)	[1]	(13,757)	9,553	(222,145)
Less: net (loss) income attributable to non-controlling interests	[1]	(25)	179	(177)
Net (loss) income (attributable to the Company’s ordinary shareholder)	[1]	¥ (13,732)	¥ 9,374	¥ (221,968)

[1]	Unallocated items primarily relate to certain costs incurred for corporate functions and other miscellaneous items that are not allocated to individual segments.